UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05718
Dreyfus Treasury Securities Cash Management
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
1/31
Date of reporting period:
7/31/25
ITEM 1 - Reports to Stockholders

Dreyfus Treasury Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Institutional Shares – DIRXX
This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Bills
80.4%
U.S. Treasury Floating Rate Notes
14.0%
U.S. Treasury Notes
4.6%
Net Other Assets and Liabilities
1.0%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0761SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Treasury Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Investor Shares – DVRXX
This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$22	0.43%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0674SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Treasury Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Administrative Shares – DARXX
This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.28%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0582SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Treasury Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Participant Shares – DPRXX
This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$29	0.57%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0592SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Treasury Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Wealth Shares – DTJXX
This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$22	0.44%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6353SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Treasury Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Service Shares – DTHXX
This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6352SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Dreyfus Treasury Securities Cash Management
SEMI-ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Token-Enabled Shares – TKNXX
This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of July 22, 2025, the commencement of the Fund’s Token-Enabled Shares, to July 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token-Enabled Shares*	$1	0.21%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$59,077	57
Portfolio Holdings (as of 7/31/25 )
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  On July 22, 2025, the Fund commenced offering Token-Enabled Shares.
This is a summary of certain changes to the Fund since February 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 30, 2025 at www.dreyfus.com/products/mm.html#overview   or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6359SA0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Dreyfus Treasury Securities Cash Management
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
July 31, 2025
Share Class	Ticker
Institutional Shares	DIRXX
Investor Shares	DVRXX
Administrative Shares	DARXX
Participant Shares	DPRXX
Wealth Shares	DTJXX
Service Shares	DTHXX
Token-Enabled Shares	TKNXX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Treasury Securities Cash Management
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 80.4%
8/5/2025(a)	4.27	435,000,000	434,796,306
8/7/2025(a)	4.26	65,000,000	64,954,500
8/12/2025(a)	4.30	3,800,000,000	3,795,084,068
8/14/2025(a)	4.27	185,000,000	184,719,083
8/19/2025(a)	4.29	2,900,000,000	2,893,878,875
8/21/2025(a)	4.33	2,471,000,000	2,465,151,356
8/26/2025(a)	4.32	3,560,000,000	3,549,499,088
8/28/2025(a)	4.33	3,000,000,000	2,990,415,000
9/4/2025(a)	4.34	4,500,000,000	4,481,899,724
9/9/2025(a)	4.35	1,700,000,000	1,692,126,875
9/11/2025(a)	4.35	3,500,000,000	3,482,979,294
9/16/2025(a)	4.35	450,000,000	447,546,188
9/18/2025(a)	4.33	1,735,000,000	1,725,187,033
9/23/2025(a)	4.36	1,500,000,000	1,490,559,006
9/25/2025(a)	4.27	1,890,000,000	1,877,917,418
10/2/2025(a)	4.33	1,990,000,000	1,975,485,712
10/7/2025(a)	4.30	730,000,000	724,287,041
10/9/2025(a)	4.21	1,969,000,000	1,953,470,758
10/14/2025(a)	4.32	500,000,000	495,662,779
10/16/2025(a)	4.15	650,000,000	644,428,777
10/23/2025(a)	4.14	445,000,000	440,844,812
10/28/2025(a)	4.30	1,200,000,000	1,187,694,663
10/30/2025(a)	4.22	1,196,800,000	1,184,484,050
11/4/2025(a)	4.29	585,000,000	578,539,406
11/6/2025(a)	4.19	358,000,000	354,057,907
11/13/2025(a)	4.22	875,000,000	864,615,887
11/20/2025(a)	4.26	505,000,000	498,545,427
11/28/2025(a)	4.29	1,342,300,000	1,323,792,615
12/4/2025(a)	4.27	945,000,000	931,382,810
12/11/2025(a)	4.27	475,000,000	467,772,082
12/26/2025(a)	4.20	310,000,000	304,848,058
1/22/2026(a)	4.16	632,500,000	620,195,240
2/19/2026(a)	4.20	454,000,000	443,682,850
3/19/2026(a)	4.10	350,000,000	341,178,542
5/14/2026(a)	4.11	604,600,000	585,723,379
Total U.S. Treasury Bills (cost $47,497,406,609)			47,497,406,609
U.S. Treasury Floating Rate Notes — 14.0%
8/1/2025 (3 Month USBMMY +0.10%)(b)	4.38	1,398,000,000	1,397,983,231
8/1/2025 (3 Month USBMMY +0.15%)(b)	4.43	1,173,400,000	1,173,407,264
8/1/2025 (3 Month USBMMY +0.16%)(b)	4.44	712,000,000	712,000,000
8/1/2025 (3 Month USBMMY +0.16%)(b)	4.44	202,000,000	202,000,000
8/1/2025 (3 Month USBMMY +0.17%)(b)	4.45	915,000,000	914,920,199
8/1/2025 (3 Month USBMMY +0.18%)(b)	4.46	997,000,000	996,318,985
8/1/2025 (3 Month USBMMY +0.21%)(b)	4.49	1,443,000,000	1,443,724,930
8/1/2025 (3 Month USBMMY +0.25%)(b)	4.53	1,431,620,000	1,431,912,770
Total U.S. Treasury Floating Rate Notes (cost $8,272,267,379)			8,272,267,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Notes — 4.6%
10/31/2025	0.25	122,500,000	121,271,588
10/31/2025	5.00	84,900,000	85,025,394
11/30/2025	2.88	65,500,000	65,186,230
11/30/2025	4.88	210,600,000	210,955,455
2/15/2026	1.63	85,000,000	83,798,693
2/28/2026	4.63	379,900,000	380,634,323
3/31/2026	4.50	165,000,000	165,380,470
4/30/2026	0.75	481,500,000	469,963,904
4/30/2026	4.88	403,000,000	405,483,476
5/15/2026	1.63	267,000,000	261,936,405
5/31/2026	4.88	98,000,000	98,536,698
6/30/2026	0.88	70,600,000	68,551,259
6/30/2026	4.63	116,000,000	116,476,908
7/31/2026	4.38	200,000,000	200,491,574
Total U.S. Treasury Notes (cost $2,733,692,377)			2,733,692,377
Total Investments (cost $58,503,366,365)		99.0%	58,503,366,365
Cash and Receivables (Net)		1.0%	574,082,074
Net Assets		100.0%	59,077,448,439

USBMMY—U.S. Treasury Bill Money Market Yield

(a)	Security is a discount security. Income is recognized through the accretion of discount.
(b)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	58,503,366,365	58,503,366,365
Cash		529,321,027
Receivable for shares of Beneficial Interest subscribed		109,122,291
Interest receivable		24,096,583
Prepaid expenses		775,522
		59,166,681,788
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		13,015,896
Payable for shares of Beneficial Interest redeemed		75,831,612
Trustees’ fees and expenses payable		30,334
Other accrued expenses		355,507
		89,233,349
Net Assets ($)		59,077,448,439
Composition of Net Assets ($):
Paid-in capital		59,079,103,783
Total distributable earnings (loss)		(1,655,344)
Net Assets ($)		59,077,448,439

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Net Assets ($)	46,201,499,524	1,691,031,908	4,754,511,097	2,879,439,120
Shares Outstanding	46,200,551,884	1,690,991,934	4,754,374,419	2,879,329,089
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

Net Asset Value Per Share	Wealth Shares	Service Shares	Token-Enabled Shares
Net Assets ($)	347,252,511	3,203,674,279	40,000
Shares Outstanding	347,233,410	3,203,587,563	40,000
Net Asset Value Per Share ($)	1.00	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended July 31, 2025 (Unaudited)

Investment Income ($):
Interest Income	1,316,249,108
Expenses:
Management fee—Note 2(a)	60,754,618
Shareholder servicing costs—Note 2(b)	12,590,885
Administrative services fees—Note 2(c)	10,999,510
Registration fees	782,994
Custodian fees—Note 2(c)	323,514
Trustees’ fees and expenses—Note 2(d)	143,574
Professional fees	90,108
Prospectus and shareholders’ reports	26,240
Chief Compliance Officer fees—Note 2(c)	13,746
Shareholder and regulatory reports service fees—Note 2(c)	7,875
Miscellaneous	228,122
Total Expenses	85,961,186
Less—reduction in expenses due to undertaking—Note 2(a)	(9,113,464)
Less—reduction in fees due to earnings credits—Note 2(c)	(721)
Net Expenses	76,847,001
Net Investment Income	1,239,402,107
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(34,100)
Net Increase in Net Assets Resulting from Operations	1,239,368,007
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2025 (Unaudited)(a)	Year Ended January 31, 2025(b)

Operations ($):
Net investment income	1,239,402,107	2,812,652,198
Net realized gain (loss) on investments	(34,100)	56,720
Net Increase (Decrease) in Net Assets Resulting from Operations	1,239,368,007	2,812,708,918
Distributions ($):
Distributions to shareholders:
Institutional Shares	(997,852,551)	(2,247,301,620)
Investor Shares	(29,254,050)	(79,343,891)
Administrative Shares	(99,234,806)	(198,135,149)
Participant Shares	(52,202,850)	(152,102,637)
Wealth Shares	(6,505,195)	(12,994,106)
Service Shares	(54,436,131)	(122,691,274)
Token-Enabled Shares	(45)	-
Total Distributions	(1,239,485,628)	(2,812,568,677)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	56,100,011,246	122,026,281,369
Investor Shares	2,355,173,583	5,380,860,860
Administrative Shares	9,342,235,878	16,404,180,872
Participant Shares	2,952,544,847	9,956,197,619
Wealth Shares	126,098,323	170,928,279
Service Shares	3,647,622,070	6,065,997,146
Token-Enabled Shares	40,000	-
Distributions reinvested:
Institutional Shares	222,756,427	522,719,019
Investor Shares	10,825,320	24,969,678
Administrative Shares	85,234,588	169,201,886
Participant Shares	49,152,341	133,839,712
Wealth Shares	6,213,356	12,381,308
Service Shares	47,801,141	109,196,917
Cost of shares redeemed:
Institutional Shares	(59,016,966,278)	(117,294,344,923)
Investor Shares	(2,246,036,311)	(5,498,849,402)
Administrative Shares	(9,089,799,603)	(16,394,973,946)
Participant Shares	(3,415,352,356)	(12,230,983,106)
Wealth Shares	(85,263,244)	(144,289,976)
Service Shares	(3,550,071,796)	(5,929,051,186)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,457,780,468)	3,484,262,126
Total Increase (Decrease) in Net Assets	(2,457,898,089)	3,484,402,367
Net Assets ($):
Beginning of Period	61,535,346,528	58,050,944,161
End of Period	59,077,448,439	61,535,346,528

(a)	On July 22, 2025, the fund commenced offering Token-Enabled shares.
(b)	During the period ended January 31, 2025, 10,818 Service shares representing $10,852 were exchanged for 10,852 Wealth shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Institutional Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.049	.049	.018	.000 (a)	.002
Distributions:
Dividends from net investment income	(.021 )	(.049 )	(.049 )	(.018 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.08 (b)	5.06	5.04	1.77	.01	.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21 (c)	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets(d)	.18 (c),(e)	.18 (e)	.18 (e)	.17 (e)	.05	.17
Ratio of net investment income to average net assets(d)	4.16 (c),(e)	4.93 (e)	4.97 (e)	1.78 (e)	.01	.21
Net Assets, end of period ($ x 1,000)	46,201,500	48,895,813	43,641,059	31,570,972	33,717,357	29,170,141

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.047	.047	.015	.000 (a)	.002
Distributions:
Dividends from net investment income	(.019 )	(.047 )	(.047 )	(.015 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.95 (b)	4.80	4.78	1.56	.01	.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46 (c)	.45	.45	.45	.45	.46
Ratio of net expenses to average net assets(d)	.43 (c),(e)	.42 (e)	.42 (e)	.37 (e)	.05	.24
Ratio of net investment income to average net assets(d)	3.91 (c),(e)	4.72 (e)	4.76 (e)	1.40 (e)	.01	.15
Net Assets, end of period ($ x 1,000)	1,691,032	1,571,072	1,664,092	1,461,809	1,577,212	1,457,957

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Administrative Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.020	.048	.048	.017	.000 (a)	.002
Distributions:
Dividends from net investment income	(.020 )	(.048 )	(.048 )	(.017 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.03 (b)	4.95	4.94	1.68	.01	.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31 (c)	.31	.30	.30	.31	.31
Ratio of net expenses to average net assets(d)	.28 (c),(e)	.28 (e)	.27 (e)	.25 (e)	.06	.21
Ratio of net investment income to average net assets(d)	4.05 (c),(e)	4.83 (e)	4.83 (e)	1.08 (e)	.01	.15
Net Assets, end of period ($ x 1,000)	4,754,511	4,416,832	4,238,417	3,455,742	9,670,384	4,371,849

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Participant Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.045	.045	.014	.000 (a)	.001
Distributions:
Dividends from net investment income	(.019 )	(.045 )	(.045 )	(.014 )	(.000 )(a)	(.001 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.88 (b)	4.64	4.63	1.45	.01	.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60 (c)	.60	.60	.60	.60	.61
Ratio of net expenses to average net assets(d)	.57 (c),(e)	.57 (e)	.57 (e)	.46 (e)	.05	.27
Ratio of net investment income to average net assets(d)	3.76 (c),(e)	4.60 (e)	4.51 (e)	1.11 (e)	.01	.13
Net Assets, end of period ($ x 1,000)	2,879,439	3,293,112	5,434,017	2,313,589	4,801,362	3,663,480

(a)	Amount represents less than $.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Wealth Shares		2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.047	.047	.015	.000 (b)	.000 (b)
Distributions:
Dividends from net investment income	(.019 )	(.047 )	(.047 )	(.015 )	(.000 )(b)	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.95 (c)	4.78	4.77	1.55	.01	.00 (c),(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47 (e)	.47	.47	.47	.48	.53 (e)
Ratio of net expenses to average net assets(f)	.44 (e),(g)	.44 (g)	.44 (g)	.37 (g)	.06	.13 (e)
Ratio of net investment income to average net assets(f)	3.89 (e),(g)	4.66 (g)	4.69 (g)	1.06 (g)	.01	.01 (e)
Net Assets, end of period ($ x 1,000)	347,253	300,202	261,181	216,893	534,237	65

(a)	On November 16, 2020, the fund commenced offering Wealth shares.
(b)	Amount represents less than $.001 per share.
(c)	Not annualized.
(d)	Amount represents less than .01%.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
Service Shares		2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.017	.041	.041	.012	.000 (b)	.000 (b)
Distributions:
Dividends from net investment income	(.017 )	(.041 )	(.041 )	(.012 )	(.000 )(b)	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.68 (c)	4.23	4.21	1.17	.01	.00 (c),(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01 (e)	1.01	1.01	1.01	1.02	1.06 (e)
Ratio of net expenses to average net assets(f)	.98 (e),(g)	.98 (g)	.98 (g)	.79 (g)	.06	.12 (e)
Ratio of net investment income to average net assets(f)	3.36 (e),(g)	4.13 (g)	4.10 (g)	1.23 (g)	.01	.01 (e)
Net Assets, end of period ($ x 1,000)	3,203,674	3,058,315	2,812,179	2,312,388	1,893,407	40

(a)	On November 16, 2020, the fund commenced offering Service shares.
(b)	Amount represents less than $.001 per share.
(c)	Not annualized.
(d)	Amount represents less than .01%.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Period Ended July 31, 2025 (Unaudited) (a)
Token-Enabled Shares
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Net investment income	.001
Distributions:
Dividends from net investment income	(.001 )
Net asset value, end of period	1.00
Total Return (%)	.11 (b)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.24 (c)
Ratio of net expenses to average net assets(d),(e)	.21 (c)
Ratio of net investment income to average net assets(d),(e)	4.12 (c)
Net Assets, end of period ($ x 1,000)	40

(a)	On July 22, 2025, the fund commenced offering Token-Enabled shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
Dreyfus Treasury Securities Cash Management (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
On July 22, 2025, the fund commenced offering Token-Enabled Shares.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative, Participant, Wealth, Service and Token-Enabled. Each share class of the fund except for Token-Enabled shares are subject to a Shareholder Services Plan. Participant and Service shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of July 31, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Token-Enabled shares of the fund.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the fund’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Treasury Bills	—	47,497,406,609	—	47,497,406,609
U.S. Treasury Floating Rate Notes	—	8,272,267,379	—	8,272,267,379
U.S. Treasury Notes	—	2,733,692,377	—	2,733,692,377
	—	58,503,366,365	—	58,503,366,365

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended July 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended January 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $1,614,796 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2025. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2025 was as follows: ordinary income $2,812,568,677. The tax character of current year distributions will be determined at the end of the current fiscal year.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return and ratios within the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from February 1, 2025 through May 30, 2026, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after May 30, 2026, the Adviser may terminate this waiver agreement at any time.
The Adviser has contractually agreed, from February 1, 2025 through May 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of the applicable share class’ average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 30, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to these undertakings, amounted to $9,113,464 during the period ended July 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the Compensation Shareholder Services Plan with respect to Investor, Administrative, Participant, Wealth and Service shares (the “Compensation Shareholder Services Plan”), Investor, Administrative, Participant, Wealth and Service shares pay the Distributor at an annual rate of .25%, .10%, ..25%, .25% and .25%, respectively, of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2025, Investor, Administrative, Participant, Wealth and Service shares were charged $1,871,596, $2,448,014, $3,472,118, $417,870 and $4,052,836, respectively, pursuant to each of their respective Compensation Shareholder Services Plan.
Under the Reimbursement Shareholder Services Plan with respect to its Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2025, Institutional shares were charged $207,309 pursuant to the Reimbursement Shareholder Services Plan.
(c) Under the Administrative Services Plan with respect to Participant and Service shares, pursuant to which the fund may pay the Distributor for the provision of certain type of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .15% and .55%, respectively, of the value of their average daily net assets attributable to the fund’s Participant and Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended July 31, 2025, Participant and Service shares were charged $2,083,271 and $8,916,239, pursuant to the Administrative Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2025, the fund was charged $26,137 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $721.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2025, the fund was charged $323,514 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended July 31, 2025, the fund was charged $2,053 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended July 31, 2025, the fund was charged $13,746 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended July 31, 2025, the Custodian was compensated $7,875 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $10,361,955, Administrative Services Plan fees of $1,875,306, Shareholder Services Plans fees of $2,108,182, Custodian fees of $207,927, Chief Compliance Officer fees of $1,496, Transfer Agent fees of $8,861, Checkwriting fees of $600 and Shareholder and regulatory reports service fees of $5,958, which are offset against an expense reimbursement currently in effect in the amount of $1,554,389.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $157,320.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on May 21 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional U.S. Treasury money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional U.S. Treasury money market funds (the “Performance Universe”), all for various periods ended March 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional U.S. Treasury money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was slightly below the Performance Group median for all periods, except for the five- and ten-year periods when the fund’s gross total return performance was at the Performance Group median, and was below the Performance Universe median for all periods. The Board also considered that the fund’s net total return performance was at the Performance Group median for all periods and was above the Performance Universe median for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during the periods under review.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0761NCSRSA0725

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Securities Cash Management

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: September 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: September 19, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: September 18, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)